Quarterly Holdings Report
for
Fidelity® Natural Resources Fund
May 31, 2025
NAT-NPRT1-0725
1.802184.121
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Santos Ltd	1,679,427	7,134,061
BRAZIL - 3.4%
Materials - 3.4%
Metals & Mining - 3.4%
Wheaton Precious Metals Corp (United States)	218,550	18,959,213
CANADA - 36.9%
Energy - 26.0%
Oil, Gas & Consumable Fuels - 26.0%
Athabasca Oil Corp (b)	5,436,366	20,440,594
Cenovus Energy Inc (United States)	1,277,900	16,842,722
Imperial Oil Ltd (a)	732,400	52,290,270
MEG Energy Corp	1,711,539	29,956,765
Meren Energy Inc	8,272,148	10,849,904
South Bow Corp (a)	445,613	11,549,863
South Bow Corp (United States) (a)	190,420	4,950,920
		146,881,038
Materials - 10.9%
Metals & Mining - 10.9%
Agnico Eagle Mines Ltd/CA (United States)	206,000	24,305,941
Alamos Gold Inc Class A (United States)	257,900	6,677,031
Altius Minerals Corp	193,000	3,704,317
Franco-Nevada Corp	68,500	11,538,707
Metalla Royalty & Streaming Ltd (a)(b)	520,900	1,681,486
Orla Mining Ltd (United States) (a)(b)	251,300	2,656,241
Teck Resources Ltd Class B (United States)	294,100	10,896,405
		61,460,128
TOTAL CANADA		208,341,166
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (a)(b)	98,500	762,965
NORWAY - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
TGS ASA	441,222	3,630,959
PORTUGAL - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Galp Energia SGPS SA	394,700	6,318,867
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Afentra PLC (b)	505,000	290,535
UNITED STATES - 53.3%
Energy - 43.5%
Energy Equipment & Services - 0.3%
Weatherford International PLC	40,800	1,778,880
Oil, Gas & Consumable Fuels - 43.2%
Cheniere Energy Inc	35,900	8,507,941
ConocoPhillips	112,100	9,567,735
Expand Energy Corp	154,083	17,893,659
Exxon Mobil Corp	1,036,359	106,019,526
Marathon Petroleum Corp	97,800	15,720,372
Sable Offshore Corp (a)(b)	43,900	1,263,441
Shell PLC ADR	785,800	52,035,676
Valero Energy Corp	250,300	32,281,191
		243,289,541
TOTAL ENERGY		245,068,421

Materials - 9.8%
Chemicals - 1.2%
Mosaic Co/The	192,500	6,956,950
Construction Materials - 1.5%
Martin Marietta Materials Inc	15,500	8,487,025
Containers & Packaging - 6.2%
AptarGroup Inc	90,200	14,287,680
Avery Dennison Corp	26,700	4,745,391
Crown Holdings Inc	50,700	4,993,950
International Paper Co	220,300	10,532,543
		34,559,564
Metals & Mining - 0.9%
Freeport-McMoRan Inc	97,100	3,736,408
Hecla Mining Co	251,700	1,293,738
		5,030,146
TOTAL MATERIALS		55,033,685

TOTAL UNITED STATES		300,102,106
ZAMBIA - 3.0%
Materials - 3.0%
Metals & Mining - 3.0%
First Quantum Minerals Ltd (b)	1,135,700	16,824,266
TOTAL COMMON STOCKS (Cost $410,898,478)		562,364,138

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (c)(d) (Cost $22,837,135)	4.32	22,834,851	22,837,135

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $433,735,613)	585,201,273
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(21,173,164)
NET ASSETS - 100.0%	564,028,109

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Investment made with cash collateral received from securities on loan.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,608,638	21,452,648	24,061,286	20,590	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	19,093,840	116,770,553	113,027,258	25,064	-	-	22,837,135	22,834,851	0.1%
Total	21,702,478	138,223,201	137,088,544	45,654	-	-	22,837,135

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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